1900 K Street, NW Washington, DC 20006 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

ADAM T. TEUFEL adam.teufel@dechert.com +1 202 261 3464 Direct +1 202 261 3164 Fax

November 21, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	PIMCO Funds (the “Trust” or “Registrant”)

Ladies and Gentlemen:

On behalf of the Trust, enclosed for filing via the EDGAR system is a registration statement on Form N-14 under the Securities Act of 1933, as amended (“1933 Act”). This registration statement on Form N-14 is being filed in connection with the reorganization of each Target Fund (as defined below), each a series of Forum Funds II, a Delaware statutory trust, into its corresponding Acquiring Fund (as defined below), each a series of the Trust, in accordance with the terms and conditions of the Agreement and Plan of Reorganization described and included in the registration statement.

The Target Funds and the Acquiring Funds are defined and will be reorganized as set forth in the table below.

Target Fund	Acquiring Fund
Gurtin California Municipal Intermediate Value Fund	PIMCO Gurtin California Municipal Intermediate Value Fund
Gurtin California Municipal Opportunistic Value Fund	PIMCO Gurtin California Municipal Opportunistic Value Fund
Gurtin National Municipal Intermediate Value Fund	PIMCO Gurtin National Municipal Intermediate Value Fund
Gurtin National Municipal Opportunistic Value Fund	PIMCO Gurtin National Municipal Opportunistic Value Fund

This filing is being made pursuant to Rule 488 under the 1933 Act. The Registrant anticipates the registration statement going automatically effective on January 2, 2019.

No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact the undersigned at 202.261.3464.

Sincerely,

/s/ Adam T. Teufel

Adam T. Teufel

Attachments